Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 31, 2011
SIMT TAX-MANAGED LARGE CAP FUND (Second Prospectus Summary) | SIMT TAX-MANAGED LARGE CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Tax-Managed Large Cap Fund
Supplement Text	ck0000804239_SupplementTextBlock

SEI INSTITUTIONAL MANAGED TRUST

Tax-Managed Large Cap Fund

Supplement dated July 8, 2011
to the Class G Shares Prospectus dated January 31, 2011

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus and should be read in conjunction with such Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Investment Strategy, Heading	rr_StrategyHeading	The Prospectus is hereby amended and supplemented to reflect the following changes in the principal investment strategies of the Tax-Managed Large Cap Fund.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The text under the heading "Principal Investment Strategies" in the Fund Summary for the Tax-Managed Large Cap Fund is hereby deleted and replaced with the following:

Under normal circumstances, the Tax-Managed Large Cap Fund will invest at least 80% of its net assets in equity securities of large companies, including ETFs and ADRs. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $237 million and $369 billion as of December 31, 2010). The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies.

The Fund uses a multi-manager approach, relying upon a number of sub-advisers to manage portions of the Fund's portfolio under the general supervision of SEI Investments Management Corporation (SIMC), the Fund's adviser. Each sub-adviser, in managing its portion of the Fund's assets, generally applies either a growth-oriented, a value-oriented or a blended approach to selecting investments. Growth oriented managers generally select stocks they believe have attractive growth and appreciation potential in light of such characteristics as revenue and earnings growth, expectations from sell side analysts and relative valuation, while value-oriented managers generally select stocks they believe are attractively valued in light of fundamental characteristics such as earnings, capital structure and/or return on invested capital.

The Fund seeks to manage the impact of taxes through the use of a sub-adviser that acts as an overlay manager, which implements the portfolio recommendations of the sub-advisers. Each sub-adviser provides to the Fund on an ongoing basis a model portfolio, which represents that sub-adviser's recommendation as to the securities to be purchased, sold or retained by the Fund. The overlay manager constructs a portfolio for the Fund that represents the aggregation of the model portfolios of the other sub-advisers, with the weighting of each sub-adviser's model in the total portfolio determined by SIMC. The overlay manager implements the portfolio consistent with that represented by the aggregation of the model portfolios, with limited authority to vary from such aggregation, primarily for the purpose of seeking efficient tax management of the Fund's securities transactions. The overlay manager seeks to manage the impact of taxes by, among other things, selling stocks with the highest tax cost first, opportunistically harvesting losses, and deferring recognition of taxable gains, where possible.

There are no other changes to the principal investment strategies of the Tax-Managed Large Cap Fund.

Risk, Heading	rr_RiskHeading	The Prospectus is hereby amended and supplemented to reflect the following changes in the principal risks of the Tax-Managed Large Cap Fund.
Risk, Narrative	rr_RiskNarrativeTextBlock

Under the heading "Principal Risks," in the Fund Summary for the Tax-Managed Large Cap Fund, the text relating to Leverage Risk and Short Sales Risk is hereby deleted.

There are no other changes to the principal risks of the Tax-Managed Large Cap Fund.